Accounts Receivables, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Accounts Receivables, Net [Abstract]
Collected of accounts receivable outstanding	$ 17,040
Accounts receivable balance	52.00%
Allowance for credit losses expense